Debt (Details Narrative) - USD ($)					1 Months Ended				3 Months Ended		9 Months Ended			12 Months Ended				21 Months Ended
	Aug. 16, 2024	May 09, 2024	Apr. 01, 2024	Jan. 17, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Sep. 30, 2024	Mar. 31, 2023	Sep. 30, 2024		Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Dec. 31, 2021
Short-Term Debt [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares											363,000
Fair value of common stock										$ 25,308					$ 25,308
Debt issuance costs											$ 2,573,317		$ 755,457		1,403,244
Losses on extinguishment of debt									$ 907,500		907,500				291,000
Debt conversion, value											3,630,000
Stockholders equity									$ 3,558,365	3,659,799	$ 3,558,365		137,506		(1,906,206)		5,785,447	$ 3,558,365	$ (4,836,949)	$ (3,312,101)	$ 1,799,365
Debt Instrument, Convertible, Conversion Price									$ 2.21		$ 2.21							$ 2.21
Net proceeds											$ 250,000		250,000		250,000		2,191,308
Proceeds from related party											3,300,000		3,321,100		4,590,600
Outstanding borrowings																	1,000,000
Payments for line of credit facility													1,008,813		1,008,813
Payments for line of credit facility, principal value													1,000,000		1,000,000
Payments for line of credit facility, interest													8,813		8,813
Line of credit limit															0		3,000,000
Outstanding borrowings															0		$ 3,000,000
Line of credit facility interest rate during period																	5.75%
Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Fair value of common stock															3,700,000
Debt issuance costs											1,473,660
Imputed interest expense															74,559		$ 1,732
Debt conversion, value											9,800,449
Stockholders equity									$ 1,911,296	$ 34,182	$ 1,911,296		(329,357)		$ (486,398)		35,082	$ 1,911,296	(1,245,200)	(711,219)	(100,848)	$ 47,065
Interest rate									150.00%		150.00%				7.00%			150.00%
Net proceeds											$ 5,000,000
Proceeds from related party											6,778,350		2,900,000		$ 3,835,000
Increase (Decrease) in Customer Advances											6,928,000				$ 2,150,000
Imputed interest expense											742		0
Note payable									$ 149,650		149,650		0					$ 149,650
Interest rate, description															The notes bear interest ranging from 4-5%, with an additional 5-6% of imputed interest (9%-11% in total)
Interest expense															$ 123,855		3,463
Subsequent Event [Member]
Short-Term Debt [Line Items]
Face amount			$ 1,070,000
Original issue discount			100,000
Increase in accrued interest			3,000,000
Net proceeds			$ 970,000
Subsequent Event [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Fair value of common stock														$ 3,700,000
Interest rate														7.00%
Majority Stockholders [Member]
Short-Term Debt [Line Items]
Ownership percentage															20.00%
Minimum [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Interest rate			8.00%
Debt Instrument, Convertible, Conversion Price			$ 1.75
Maximum [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Interest rate			18.00%
Related Party [Member]
Short-Term Debt [Line Items]
Losses on extinguishment of debt															$ 291,000
Interest payable															72,428
Notes payable current															4,802,115
Related Party [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Share price									$ 0.00001		$ 0.00001							$ 0.00001
Imputed interest expense											$ 742							$ 74,559
Notes payable current									$ 10,648,000		10,648,000				3,869,650		34,650	10,648,000
Related Party [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Face amount	$ 2,420,000
Interest payable	$ 0
Conversion interest	150.00%
Imputed interest expense	$ 1,210,000
Debt conversion, value	3,630,000
Balance due to this lender	0
Common Stock [Member]
Short-Term Debt [Line Items]
Original issue discount															$ 12,500
Stock sold for cash (ATM) - net of offering costs, shares										3,357					3,357
Fair value of common stock										$ 0
Share price																	$ 60
Stockholders equity									621	$ 335	$ 621		$ 352		$ 181		$ 334	621	$ 216	$ 190	$ 345
Common Stock [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Stockholders equity																						$ 100
Common Stock [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Share price															$ 7.65
Trading price															4.80
Common Stock [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Share price															8.83
Trading price															11.98
Common Stock [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Debt conversion, shares											363,000
Common Stock [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Face amount									6,215,000		$ 6,215,000							6,215,000
Share price																	$ 71.28
Interest payable									316,130		$ 316,130							316,130
Debt conversion, shares											3,525,341
Conversion interest											150.00%
Imputed interest expense											$ 3,265,565
Debt conversion, value											9,796,696
Balance due to this lender									$ 0		$ 0							$ 0
Debt Instrument, Convertible, Conversion Price									$ 2.76		$ 2.76							$ 2.76
Common Stock [Member] | Related Party [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Share price															4.38
Common Stock [Member] | Related Party [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Share price															$ 8.78
Lender [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares			156,000
Michael Farkas [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Controlling interest rate			20.00%
Chief Executive Officer [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Borrowings															$ 3,835,000		$ 34,650
Note Holder One [Member]
Short-Term Debt [Line Items]
Face amount															1,500,000
Original issue discount															150,000
Fee amount															140,000
Debt issue costs															290,000
Proceeds from issuance costs															$ 1,210,000
Debt conversion price				$ 3.08											$ 3.85
Floor price				$ 1.75
Increase in accrued interest				$ 10,000,000
Debt conversion, shares											100,000	[1],[2]			100,000
Note Holder One [Member] | Non Vehicles [Member]
Short-Term Debt [Line Items]
Face amount					$ 277,500			$ 275,250							$ 275,250
Debt issuance costs															(9,729)
Proceeds from debt net of issuance costs					57,869			25,250							25,250
Interest payable					$ 27,500			$ 25,250							$ 25,250
Interest rate					8.10%			8.90%							8.90%
Deb iInstrument repaid principal					$ 277,500			$ 275,250							$ 275,250
Net proceeds					250,000			$ 250,000							$ 250,000
Debt issuance costs					27,500
Proceeds from related party					$ 192,131
Interest rate															10.00%
Note Holder One [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Fair value of common stock															$ 256,000
Share price															$ 6.40
Debt issuance costs															$ 546,000
Note Holder One [Member] | Common Stock [Member] | Agreement [Member]
Short-Term Debt [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares															40,000
Note Holder One [Member] | Lender [Member]
Short-Term Debt [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares															100,000
Number of redeemed, shares							60,000
Controlling interest rate									5.00%		5.00%				5.00%			5.00%
Note Holder Two and Three [Member]
Short-Term Debt [Line Items]
Increase in accrued interest				15,000,000
Note Holder Two and Three [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Increase in accrued interest				$ 15,000,000
Note Holder Two [Member]
Short-Term Debt [Line Items]
Face amount															$ 600,000
Original issue discount															60,000
Fee amount															28,900
Debt issue costs															88,900
Proceeds from debt net of issuance costs															$ 511,100
Debt conversion, shares											60,000	[1],[2]			60,000	[3]
Note Holder Two [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt conversion price				$ 3.08
Increase in accrued interest				$ 10,000,000
Note Holder Two [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Fair value of common stock															$ 406,500
Share price															$ 6.78
Debt issuance costs															$ 495,400
Note Holder Two [Member] | Common Stock [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Floor price				$ 1.75
Note Holder Two [Member] | Lender [Member]
Short-Term Debt [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares															60,000
Controlling interest rate									5.00%		5.00%				5.00%			5.00%
Note Holder Three [Member]
Short-Term Debt [Line Items]
Face amount							$ 320,000		$ 320,000		$ 320,000				$ 320,000			$ 320,000
Original issue discount							48,000
Stock sold for cash (ATM) - net of offering costs, shares						72,000
Fair value of common stock											270,000
Debt issuance costs											$ 320,000				$ 320,000
Debt conversion price				$ 3.08
Increase in accrued interest				$ 10,000,000
Proceeds from debt net of issuance costs							$ 272,000
Trading price									$ 3.75		$ 3.75							$ 3.75
Issuance of shares ownership percentage						9.99%
Debt conversion, shares											176,000	[1],[2]			104,000	[4]
Note Holder Three [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares						72,000
Fair value of common stock						$ 270,000
Debt conversion price				$ 3.08
Increase in accrued interest				$ 10,000,000
Trading price						$ 3.75
Issuance of shares ownership percentage						9.99%
Note Holder Three [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Face amount	2,420,000
Interest payable	$ 0
Debt conversion, shares	363,000
Preferred stock, stated value	$ 10
Conversion interest	150.00%
Imputed interest expense	$ 1,210,000
Debt conversion, value	3,630,000
Balance due to this lender	$ 0
Note Holder Three [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Floor price				$ 1.75
Note Holder Three [Member] | Lender [Member]
Short-Term Debt [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares							104,000
Fair value of common stock							$ 539,760
Controlling interest rate									5.00%		5.00%				5.00%			5.00%
Trading price							$ 5.19
Issuance of shares ownership percentage							9.99%
Note Holder One Two and Three [Member]
Short-Term Debt [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares		66,000
Fair value of common stock		$ 407,550
Share price		$ 6.18
Note Holder One Two and Three [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt conversion, shares	242,000
Stockholders equity	$ 0
Note Holder One Two and Three [Member] | Lender [Member]
Short-Term Debt [Line Items]
Issuance of shares ownership percentage		9.99%
Note Holder Four to Thirty Nine [Member]
Short-Term Debt [Line Items]
Face amount									$ 3,630,000		$ 3,630,000				$ 2,585,000			$ 3,630,000
Original issue discount											330,000				$ 235,000
Debt issuance costs											$ 2,350,387
Floor price									$ 1.75		$ 1.75				$ 1.75			$ 1.75
Increase in accrued interest											$ 3,000,000				$ 3,000,000
Proceeds from debt net of issuance costs											$ 3,300,000				$ 2,350,000
Note Holder Four to Thirty Nine [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate									8.00%		8.00%				8.00%			8.00%
Note Holder Four to Thirty Nine [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate									18.00%		18.00%				18.00%			18.00%
Note Holder Four to Thirty Nine [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Face amount	6,215,000
Losses on extinguishment of debt	0
Interest payable	$ 316,130
Debt conversion, shares	3,525,341
Conversion interest	150.00%
Imputed interest expense	$ 3,265,565
Debt conversion, value	9,796,696
Balance due to this lender	$ 0
Debt Instrument, Convertible, Conversion Price									$ 2.76		$ 2.76							$ 2.76
Note Holder Four to Thirty Nine [Member] | Lender [Member]
Short-Term Debt [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares											425,978
Fair value of common stock											$ 2,020,387
Note Holder Four to Thirty Nine [Member] | Lender [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Trading price									2.81		$ 2.81							2.81
Note Holder Four to Thirty Nine [Member] | Lender [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Trading price									$ 7.10		$ 7.10							$ 7.10
Note Holder Four to Thirty Nine [Member] | Michael Farkas [Member]
Short-Term Debt [Line Items]
Controlling interest rate									20.00%		20.00%				20.00%			20.00%
Notes Payable, Other Payables [Member]
Short-Term Debt [Line Items]
Face amount															$ 262,500
Original issue discount															250,000
Accrued interest															13,125
Repayments of debt															275,625
Note Holder Four [Member]
Short-Term Debt [Line Items]
Face amount															2,585,000
Original issue discount															235,000
Increase in accrued interest															3,000,000
Proceeds from debt net of issuance costs															$ 2,350,000
Debt conversion, shares
Note Holder Four [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate															8.00%
Note Holder Four [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate															18.00%
Note Holder Four [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Floor price															$ 1.75
Note Holder Four [Member] | Michael Farkas [Member]
Short-Term Debt [Line Items]
Controlling interest rate															20.00%

[1]	See discussion below regarding global amendment for Notes #1, #2 and #3.
[2]	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.
[3]	See discussion below regarding global amendment for Notes #2 and #3.
[4]	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.